Science & Technology Trust Investment Risks - Science & Technology Trust	Dec. 31, 2025
Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.
Changing Distribution Levels Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.
Credit And Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic And Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations.
Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.
Greater China Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Greater China risk. Investments in the Greater China region may be subject to less developed trading markets, acute political risks such as possible negative repercussions resulting from China’s relationship with Taiwan or Hong Kong, and restrictions on monetary repatriation or other adverse government actions. For example, a government may restrict investment in companies or industries considered important to national interests, intervene in contractual arrangements, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. A small number of companies and industries may generally represent a relatively large portion of the Greater China market as a whole.
Hong Kong Stock Connect Program (Stock Connect) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Hong Kong Stock Connect Program (Stock Connect) risk. Trading in China A-Shares through Stock Connect, a mutual market access program that enables foreign investment in the People’s Republic of China (PRC), is subject to certain restrictions and risks. Securities listed on Stock Connect may lose purchase eligibility, which could adversely affect the fund’s performance. Trading through Stock Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Stock Connect may affect China A-Share prices. These risks are heightened by the underdeveloped state of the PRC’s investment and banking systems in general.
Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Healthcare sector risk. Health sciences companies may be significantly affected by product obsolescence, thin capitalization, limited product lines and markets, civil liability claims, and legislative or regulatory activities, among other factors.
Hedging Derivatives And Other Strategic Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, equity-linked notes (equity-linked notes generally reflect the risks associated with their underlying securities, depend on the credit of the notes' issuer, may be privately placed, and may have a limited secondary market), and options. Futures contracts and options generally are subject to counterparty risk.
High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Hybrid Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Hybrid instrument risk. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.
Information Technology Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information technology companies risk. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Initial Public Offerings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Investment Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment company securities risk. Fund shareholders indirectly bear their proportionate share of the expenses of any investment company in which the fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.
Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Media And Communications Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Media and communications sector risk. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand, and changes in regulation.
Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Repurchase agreements risk. The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small And Mid Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Telecommunications Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Telecommunications sector risk. Telecommunication services companies are subject to government regulation of services and rates of return and can be significantly affected by intense competition, among other factors.
Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.